Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - Brilliant Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets [Line Items]
Gross proceeds		$ 46,000,000
Less: proceeds allocated to public warrants		(1,380,000)
Less: ordinary share issuance costs		(2,007,079)
Add: Accretion of carrying value to redemption value	$ 7,687	3,387,079
Ordinary shares subject to possible redemption	$ 46,007,687	$ 46,000,000